Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

Note 7—Stock options

Stock-based compensation expense for stock option awards was as follows (in thousands):

	Three Months Ended March 31,
	2017	2016
Cost of revenues	$250	$141
Sales and marketing	660	672
Research and development	83	161
General and administrative	856	651

	$1,849	$1,625

Note 12—Stock options

2014 and 2016 Plans

On March 3, 2014, the Company adopted the 2014 Stock Incentive Plan (the “2014 Plan”). In November 2016, upon the completion of the Company’s initial public offering, the Company adopted the 2016 Equity Incentive Plan (the “2016 Plan”) and determined that it will no longer grant any additional awards under the 2014 Plan. However, the 2014 Plan continues to govern the terms and conditions of the outstanding awards previously granted under the 2014 plan. Upon the adoption of the 2016 Plan, the maximum number of shares issuable was 6.2 million, plus a number of shares equal to the number of shares subject to outstanding awards granted under the 2014 Plan after the date the 2014 Plan is terminated without having been exercised in full. The Company’s board of directors may grant stock options to employees, directors and consultants under the 2016 Plan. The aggregate number of shares available under the 2016 Plan and the number of shares subject to outstanding options automatically adjusts for any changes in the Company’s outstanding common stock by reason of any recapitalization, spin-off, reorganization, reclassification, stock dividend, stock split, reverse stock split, or similar transaction. Stock options generally vest over four years and have contractual terms of ten years.

As of December 31, 2016, 6,188,425 shares were available for issuance under the 2016 Plan.

Stock options with service-only vesting conditions

A summary of the Company’s stock option activity and related information for the year ended December 31, 2016 for awards that contain service-only vesting conditions was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2015	5,904,376	$8.62	8.6	$37,788
Granted	1,072,920	14.65
Exercised	(522,450)	5.84
Forfeited	(580,660)	7.47

Outstanding at December 31, 2016	5,874,186	$10.09	8.0	$103,038

Exercisable at December 31, 2016	1,925,687	$7.79	7.5	$38,212
Vested and expected to vest at December 31, 2016	5,506,193	$10.05	8.0	$96,799

The weighted average grant date fair value per share of options granted during the years ended December 31, 2016 and 2015 that contain service only vesting conditions were $6.78 and $7.04, respectively. The aggregate intrinsic value of options exercised that contain service only vesting conditions during the years ended December 31, 2016 and 2015 were $4.8 million and $2.6 million, respectively.

Unrecognized compensation expense relating to stock options that contain service only vesting conditions was $15.8 million at December 31, 2016, which is expected to be recognized over a weighted-average period of 2.6 years.

Stock options with performance conditions

In October 2016, the Company granted options to purchase 682,800 shares of common stock at an exercise price of $14.00 per share to two executive officers that vest upon meeting certain performance conditions and continued service. The performance conditions include meeting yearly cash flow targets and cumulative annual recurring revenue targets through 2019. If each yearly cash flow target is met through 2019, but the full cumulative annual recurring target through 2019 is not met, the executive officers are still able to vest in the award if an additional cash flow target for 2020 and a cumulative annual recurring revenue target through 2020 are achieved. The cash flow performance targets for each year are determined concurrently with the annual budget process and because each yearly target has not yet been set, no grant date for the options has been established. As of December 31, 2016, the Company has determined that the achievement of the performance targets is not probable and, accordingly, no stock-based compensation expense has been recorded for these awards. To the extent that the awards become probable of vesting prior to the grant date, the amount of compensation cost to be recognized will be based on the then fair value of the options. The fair value of the options will be remeasured each period until a grant date has been established. Accordingly, stock-based compensation cost, if any, to be recognized will depend on the value of the stock options when all performance conditions have been set and whether the performance conditions are probable of being achieved. Based on the Company’s stock price as of December 31, 2016, the cumulative unrecognized stock compensation cost relating to these awards is approximately $12 million.

Stock-based compensation expense

Stock-based compensation expense for stock option awards for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
Cost of revenues	$715	$466	$249
Sales and marketing	2,490	2,418	1,059
Research and development	809	588	229
General and administrative	2,512	2,025	480

	$6,526	$5,497	$2,017